Subsequent Events - Additional Information (Detail) (USD $)	3 Months Ended	0 Months Ended
	Mar. 31, 2014	Mar. 14, 2014 Subsequent Event [Member] Natural Gas, Per Thousand Cubic Feet [Member]	Mar. 14, 2014 Black Raven Subsequent Event [Member] acre
Subsequent Event [Line Items]
Litigation Settlement, Amount			$ 687,938.50
Development Wells Drilled Depth Net Nonproductive			8,360
Development Wells, Net Nonproductive			7
Payments to Acquire Productive Assets			150,000
Cost of Goods and Services Sold, Overhead			12,000
Gas Gathering, Transportation, Marketing and Processing Costs		$ 0.25
Percentage Of Increase Of Net Acreage Gas And Oil Area	5.00%